Schedule of movement in government grant (Details) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Financial Assets Current
At 1 April	₨ 54,594,000	₨ 54,594,000
Recorded/ (trued- up) in statement of profit or loss	(5,781)
Received during the year
Effect of movement in exchange rate
At 31 March	₨ 48,813,000	₨ 54,594,000